Other Income, Net (Details) - Schedule of Other Income, Net - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Other Income, Net [Abstract]
Gain (loss) on disposal of property, plant and equipment, net	$ (74)	$ 18	$ (24)
Foreign exchange loss, net	(13)	(256)	(352)
Reversal of (provision for) credit losses, net	(76)	229	148
Others	546	1,023	302
Other income, net	$ 383	$ 1,014	$ 74